Property, Plant and Equipment and Inventory (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Summary of Property, Plant and Equipment
Property, plant and equipment is comprised of the following (in thousands):

	December 31, 2015	December 31, 2014
Machinery and equipment	$126,850	$107,098
Office furniture, computers and software	8,771	5,942
Leasehold improvements	7,582	5,391
Buildings and land	31,856	25,096
	175,059	143,527
Less: accumulated depreciation	(59,111)	(38,425)
Total	$115,948	$105,102

Summary of Inventory
Inventory is comprised of the following (in thousands):

	December 31, 2015	December 31, 2014
Raw materials and supplies	$23,604	$19,868
Work-in-process	8,764	6,949
Finished goods	31,196	28,630
Less: obsolescence reserve	(3,659)	(4,111)
Total	$59,905	$51,336